Indirect taxes, charges and contributions payable (Details Narrative)	12 Months Ended
Dec. 31, 2021 BRL (R$)
Indirect Taxes Charges And Contributions Payable
Partial payment of fees	R$ 300,000,000
Amount to be paid for fistel	480,000,000
Default interest on fistel	R$ 51,200,000